Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Tax loss carryforwards	$ 71,914	$ 70,054
Research and development deductions and investment tax credits	29,126	29,146
Tax values of depreciable assets in excess of accounting values	2,719	2,485
Share issue costs and other	406	517
Total deferred tax assets	104,165	102,202
Valuation allowance	(103,726)	(102,202)
Total deferred tax assets	$ 439	$ 0